Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

On October 17, 2019, the Company acquired 6RS resulting in goodwill of $264,527. The remainder of the goodwill related to other acquisitions including, but not limited to, Helpful.com Inc, Handshake Corp., and Vinderbit Pty Ltd in the year ended December 31, 2019, as well as Tictail, Inc, which was acquired on November 19, 2018.

The Company completed its annual impairment test of goodwill as of September 30, 2019. The Company exercised its option to bypass the qualitative assessment pursuant to ASC 350, Intangibles - Goodwill and Other, and perform a quantitative analysis. The Company determined that the consolidated business is represented by a single reporting unit and concluded that the estimated fair value of the reporting unit, determined using market capitalization, was greater than its carrying amount.
There were no indicators of impairment between September 30, 2019, the date on which the Company completed its annual impairment test of goodwill, and December 31, 2019. No goodwill impairment was recognized in the years ended December 31, 2019 or December 31, 2018.

The gross changes in the carrying amount of goodwill as of December 31, 2019 and December 31, 2018 are as follows:

	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of the year	38,019	20,317
Acquisition of 6 River Systems, Inc.	264,527	—
Acquisition of Tictail, Inc.	—	15,125
Other acquisitions	9,319	2,577
Balance, end of the year	311,865	38,019